GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			$ 36,971
Impairment	$ 156	$ 160	960		$ 205
Property, plant and equipment ending balance		36,971	35,638	$ 36,971
Property, plant and equipment, temporarily idle		325	260	325
Property, plant and equipment, assets retired from active use and not classified as held for sale		51	51	51
Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle		297	244	297
NAFTA
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle		6	14	6
Europe
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle		22	2	22
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			70,626	61,433
Additions			3,410	2,938
Acquisitions through business combinations			1,626
Foreign exchange differences			(5,214)	7,343
Disposals			(781)	(958)
Divestments			(260)	(47)
Transfers to assets held for sale			(6,109)	(116)
Other movements			(93)	33
Property, plant and equipment ending balance		70,626	63,205	70,626	61,433
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			(33,655)	(26,602)
Foreign exchange differences			3,287	(5,040)
Disposals			617	882
Divestments			212	43
Transfers to assets held for sale			5,471	82
Other movements			149	(124)
Depreciation charge for the year			2,688	2,690
Impairment			960	206
Property, plant and equipment ending balance		(33,655)	(27,567)	(33,655)	(26,602)
Land, buildings and Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			8,489
Property, plant and equipment ending balance		8,489	7,766	8,489
Land, buildings and Improvements | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			12,845	11,108
Additions			36	90
Acquisitions through business combinations			358
Foreign exchange differences			(888)	1,629
Disposals			(120)	(97)
Divestments			(43)	(7)
Transfers to assets held for sale			(1,434)	(21)
Other movements			125	143
Property, plant and equipment ending balance		12,845	10,879	12,845	11,108
Land, buildings and Improvements | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			(4,356)	(3,138)
Foreign exchange differences			484	(940)
Disposals			110	61
Divestments			31	4
Transfers to assets held for sale			989	18
Other movements			6	(22)
Depreciation charge for the year			356	329
Impairment			21	10
Property, plant and equipment ending balance		(4,356)	(3,113)	(4,356)	(3,138)
Machinery, equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			24,474
Property, plant and equipment ending balance		24,474	23,224	24,474
Biological assets		36	49	36
Bearer plants		35	38	35
Machinery, equipment and other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			50,174	43,317
Additions			282	357
Acquisitions through business combinations			1,210
Foreign exchange differences			(4,006)	5,560
Disposals			(535)	(853)
Divestments			(215)	(40)
Transfers to assets held for sale			(4,532)	(95)
Other movements			1,684	1,928
Property, plant and equipment ending balance		50,174	44,062	50,174	43,317
Machinery, equipment and other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			(25,700)	(19,980)
Foreign exchange differences			2,715	(4,080)
Disposals			494	820
Divestments			181	39
Transfers to assets held for sale			4,456	64
Other movements			158	(118)
Depreciation charge for the year			2,212	2,249
Impairment			930	196
Property, plant and equipment ending balance		(25,700)	(20,838)	(25,700)	(19,980)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			2,744
Property, plant and equipment ending balance		2,744	3,382	2,744
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			3,732	3,257
Additions			3,064	2,441
Acquisitions through business combinations			58
Foreign exchange differences			(220)	154
Disposals			(113)	(7)
Divestments			(2)	0
Transfers to assets held for sale			(143)	0
Other movements			(2,013)	(2,113)
Property, plant and equipment ending balance		3,732	4,363	3,732	3,257
Construction in progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			(988)	(993)
Foreign exchange differences			7	(18)
Disposals			0	1
Divestments			0	0
Transfers to assets held for sale			26	0
Other movements			(17)	22
Depreciation charge for the year			0	0
Impairment			9	0
Property, plant and equipment ending balance		(988)	(981)	(988)	(993)
Mining Assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			1,264
Property, plant and equipment ending balance		1,264	1,266	1,264
Mining Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			3,875	3,751
Additions			28	50
Acquisitions through business combinations			0
Foreign exchange differences			(100)	0
Disposals			(13)	(1)
Divestments			0	0
Transfers to assets held for sale			0	0
Other movements			111	75
Property, plant and equipment ending balance		3,875	3,901	3,875	3,751
Mining Assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment beginning balance			(2,611)	(2,491)
Foreign exchange differences			81	(2)
Disposals			13	0
Divestments			0	0
Transfers to assets held for sale			0	0
Other movements			2	(6)
Depreciation charge for the year			120	112
Impairment			0	0
Property, plant and equipment ending balance		$ (2,611)	$ (2,635)	$ (2,611)	$ (2,491)
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period			6 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period			7 years